Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,135	$ 1,121	$ 1,246	$ 832
Provision for credit losses
Originations	1	1	4	6
Maturities	(10)	(10)	(29)	(29)
Changes in risk, parameters and exposures	(85)	247	(27)	831
Write-offs	(123)	(143)	(350)	(490)
Recoveries	43	32	120	98
Exchange rate and other	1	(1)	(2)	(1)
Balance at end of period	962	1,247	962	1,247
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	326	246	364	173
Provision for credit losses
Transfers to Stage 1	197	84	575	319
Transfers to Stage 2	(22)	(23)	(80)	(70)
Transfers to Stage 3	(1)	(1)	(3)	(2)
Originations	1	1	4	6
Maturities	(1)	(2)	(5)	(7)
Changes in risk, parameters and exposures	(220)	26	(574)	(88)
Exchange rate and other	(1)	(1)	(2)	(1)
Balance at end of period	279	330	279	330
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	809	875	882	659
Provision for credit losses
Transfers to Stage 1	(197)	(84)	(575)	(319)
Transfers to Stage 2	22	23	80	70
Transfers to Stage 3	(94)	(101)	(230)	(283)
Maturities	(9)	(8)	(24)	(22)
Changes in risk, parameters and exposures	151	212	550	812
Exchange rate and other	1		0
Balance at end of period	683	917	683	917
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	95	102	233	285
Changes in risk, parameters and exposures	(16)	9	(3)	107
Write-offs	(123)	(143)	(350)	(490)
Recoveries	43	$ 32	120	$ 98
Exchange rate and other	$ 1		$ 0